As filed with the Securities and Exchange Commission on October 10, 2008
1940 Act File No. 811-21666

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-2
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5	☒

HATTERAS MASTER FUND, L.P.
(Exact Name of Registrant as Specified in Charter)
8540 Colonnade Center Drive
Suite 401
Raleigh, North Carolina 27615
(Address of Principal Executive Offices)
(919) 846-2324
(Registrant’s Telephone Number)
David B. Perkins
8540 Colonnade Center Drive
Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

 Copy to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th& Cherry Streets
Philadelphia, PA 19103-6996
215-988-2700

PART A: Information Required in a Prospectus

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in this Registration Statement are incorporated herein by reference to the Registration Statements on Form N-2 of Hatteras Multi-Strategy Fund I, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the “Feeder Funds”), as filed with the Securities and Exchange Commission (the “SEC”) on August 29, 2008 (the “Feeder Funds’ Registration Statements on Form N-2”).

Item 3. Fee Table

This table summarizes the fees and expenses of the Master Fund that you will pay if you buy and hold limited partnership interests (“Interests”) in Hatteras Master Fund, L.P. (the “Master Fund”).

Annual Expenses (as a percentage of net assets of the Master Fund):

Management Fee (1)	1.00%
Interest Expenses	0.03%
Other Expenses (including organizational expenses, insurance costs and directors’ fees)(2)	0.18%
Acquired Fund Fees and Expenses (3)	6.17%
Total Annual Expenses	7.38%
______________
(1) In addition to the Management Fee, the Master Fund also includes a Performance Allocation that is equal to 10% of the excess of the new net profits of the limited partner interests of the Master Fund (calculated annually and accrued for monthly) over the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year of the Master Fund.

(2) Directors’ fees, insurance costs and other costs have been allocated pro rata among the Master Fund and all of the Feeder Funds. “Other Expenses” are based on estimated amounts for the current fiscal year.

(3) In addition to the Master Fund’s direct expenses, the Master Fund indirectly bears a pro-rata share of the expenses of the Advisor Funds (also known as the Underlying Funds). The Underlying Funds generally charge, in addition to management fees calculated as a percentage of the average net asset value (“NAV”) of the Master Fund's investment, performance-based fees generally from 10% to 35% of the net capital appreciation in the Master Fund's investment for the year or other measurement period. The fees and expenses indicated are calculated based on estimated amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Advisors (Underlying Funds), which fluctuate over time. In addition, the Master Fund's portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

Example

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:	$73.00	$215.00	$348.00	$656.00

The purpose of the above table is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see “Fund Fees and Expenses” in each Feeder Fund’s prospectus (“Prospectus”) included in each Feeder Funds’ Registration Statement on Form N-2. The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund’s future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above.

Item 7.  Use of Proceeds
The proceeds from the sale of Interests, net of the Master Fund’s fees and expenses, will be invested by Hatteras Investment Partners, LLC (the “Investment Manager”) to pursue the Master Fund’s investment program and objectives as soon as practicable, consistent with market conditions and the availability of suitable investments.

Item 8.  General Description of the Registrant
The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004.

Interests in the Master Fund are being issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles that persons who are both “accredited investors,” as defined in Regulation D under the Securities Act, and “qualified clients,” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Master Fund may decline to accept any investment in its discretion. This Registration Statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Objective and Strategies,” “Risk Factors - General Risks,” “Risk Factors - Special Risks of Fund of Funds Structure” and “Risk Factors - Investment-Related Risks” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

Item 9.  Management

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled “Management of the Funds” and “Fund Fees and Expenses” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2. The following list identifies the specific sections of the Feeder Funds’ Prospectuses under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

ITEM 9.1(a) “Management of the Funds - The Board of Directors”

ITEM 9.1(b) “Management of the Funds - The Investment Manager”

ITEM 9.1(c) “Management of the Funds - Management Team”

ITEM 9.1(d) “Fund Fees and Expenses - Administration Services”

ITEM 9.1(e) “Fund Fees and Expenses - Custodial Services”

ITEM 9.1(f) The Master Fund will bear all of the expenses of its own operations, including, but not limited to, the management fee for the Master Fund payable to the Investment Manager, administration fees to UMB Fund Services, Inc., the Master Fund’s administrator, and accounting, brokerage, custody, transfer, registration, interest, legal, accounting, audit, tax preparation, investment banking, research, indemnification, tax and other operational expenses, finder’s fees, broker-dealer expenses and extraordinary expenses.

ITEM 9.1(g) Affiliated Brokerage

Not applicable.

Item 9.2. Non-Resident Managers
Not applicable.

Item 9.3. Control Persons

See response to Item 19 below. To the extent that any investor is the beneficial owner of more than 25% of the Interests (by value) of the Master Fund, such investor may be deemed to be a “control person” of the Master Fund for purposes of the 1940 Act.

Item 10. Capital Stock, Long-Term Debt, and Other Securities

Item 10.1. Capital Stock

The Master Fund is organized as a limited partnership under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund (a “Partner”) will be a limited partner in the Master Fund and his or her rights in the Master Fund will be established and governed by the Amended and Restated Agreement of Limited Partnership of the Master Fund, dated July 1, 2008 (the “Partnership Agreement”). A Partner and its advisers should carefully review the Partnership Agreement, as each Partner will agree to be bound by its terms and conditions. The following is a summary description of certain provisions of the Partnership Agreement. The description of such provisions is not definitive and is qualified in its entirety by reference to the Partnership Agreement. Reference should be made to the complete text of the Partnership Agreement.

All Interests shall be fully paid and non-assessable. Partners shall have no preemptive or other rights to subscribe for any additional Interests.

Hatteras Investment Management LLC, Delaware limited liability company, serves as the general partner of the Master Fund (“General Partner”). The General Partner delegates to the Directors those rights and powers of the General Partner necessary for the board of directors (the “Board”) to manage and control the business affairs of the Partnership and to carry out their oversight obligations with respect to the Partnership required under the 1940 Act, state law, and any other applicable laws or regulations. Rights and powers delegated to the Board include, without limitation, the authority as the Board to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business, and to do all things necessary and proper as the Board to carry out the objective and business of the Partnership, including, without limitation, the power to engage an investment manager to provide advice and management and to remove such an investment manager, as well as to exercise any other rights and powers expressly given to the Board under the Partnership Agreement. The Partners intend that, to the fullest extent permitted by law, and except to the extent otherwise expressly provided in the Partnership Agreement, (1) each Director is vested with the same powers and authority on behalf of the Partnership as are customarily vested in each director of a Delaware corporation and (2) each Independent Director is vested with the same powers and authority on behalf of the Partnership as are customarily vested in each director who is not an “interested person” (as that term is defined in the 1940 Act) of a closed-end, management investment company registered under the 1940 Act that is organized as a Delaware corporation. During any period in which the Partnership has no Board, the General Partner will manage and control the Partnership. Each Director on the Board will be the agent of the Partnership but will not, for any purpose, be a General Partner. Notwithstanding the delegation described above, the General Partner will not cease to be the General Partner and will continue to be liable as such and in no event will a Director be considered a General Partner by agreement, estoppel or otherwise as a result of the performance of his or her duties under this Agreement or otherwise. The General Partner retains those rights, powers and duties that have not been delegated under the Partnership Agreement. Any Director may be admitted to the Partnership in accordance with Section 2.7 of the Partnership Agreement and make Capital Contributions and own an Interest, in which case the Director will also become a Limited Partner.

The Partnership will file a tax return as a Partnership for U.S. federal income tax purposes. All decisions for the Partnership relating to tax matters including, without limitation, whether to make any tax elections (including the election under Section 754 of the Code), the positions to be made on the Partnership’s tax returns and the settlement or further contest or litigation of any audit matters raised by the Internal Revenue Service or any other taxing authority, will be made by the Board. All actions (other than ministerial actions) taken by the tax matters Partner, as designated below, will be subject to the approval of the Board.

The General Partner will be the designated tax matters Partner for purposes of the Code. Each Partner agrees not to treat, on his, her or its personal income tax return or in any claim for a refund, any item of income, gain, loss, deduction or credit in a manner inconsistent with the treatment of the item by the Partnership. The tax matters Partner will have the exclusive authority and discretion to make any elections required or permitted to be made by the Partnership under any provisions of the Code or any other revenue laws.

No Limited Partner will have any right to participate in or take any part in the management or control of the Partnership’s business, and no Limited Partner will have any right, power or authority to act for or bind the Partnership. Limited Partners will have the right to vote on any matters only as provided in this Agreement or on any matters that require the approval of the holders of voting securities under the 1940 Act and will have no right to exercise any other vote granted to Limited Partners under the Delaware Act, any such rights being vested in the Board (or the General Partner if there are no Board) and may be exercised without requiring the approval of the Limited Partners.

The General Partner retains all rights, duties and powers to manage the affairs of the Partnership that may not be delegated under Delaware law, and that are not otherwise delegated by the General Partner to the Directors or assumed by any investment manager engaged pursuant to Section 3.1(a) of the Partnership Agreement or any other Person under the terms of any agreement between the Partnership and such investment manager or any other Person. Specifically, and without limitation, the General Partner will retain full power and authority on behalf of and in the name of the Partnership: (i) to issue to any Partner an instrument certifying that the Partner is the owner of an Interest; (ii) to call and conduct meetings of Partners at the Partnership’s principal office or elsewhere as it may determine, and to assist the Board in calling and conducting meetings of the Board; (iii) to engage and terminate attorneys, accountants (subject to the provisions of the 1940 Act) and other professional advisers and consultants as the General Partner deems necessary or advisable in connection with the affairs of the Partnership or as may be directed by the Board; (iv) to act as tax matters Partner in accordance with Section 3.1(C) of this Agreement, and to assist in the preparation and filing of any required tax or information returns to be made by the Partnership; (v) as directed by the Board, to commence, defend and conclude any action, suit, investigation or other proceeding that pertains to the Partnership or any assets of the Partnership; (vi) as directed by the Board, to arrange for the purchase of any insurance covering the potential liabilities of the Partnership or relating to the performance of the Board, the General Partner, any investment manager engaged pursuant to Section 3.1(a) of the Partnership Agreement or any of their principals, Partners, directors, officers, members, employees and agents; (vii) to execute, deliver and perform any contracts, agreements and other undertakings, and to engage in activities and transactions that are necessary or appropriate for the conduct of the business of the Partnership and to bind the Partnership by those contracts, agreements, and other undertakings, provided that any persons appointed as officers of the Partnership pursuant to Section 3.3(c) of the Partnership Agreement, as directed by the Board, may execute and deliver contracts and agreements on behalf of the Partnership and bind the Partnership to those contracts and agreements; (viii) to make determinations regarding subscriptions for and/or the Transfer of Interests, including, without limitation, determinations regarding the suspension of subscriptions, and to execute, deliver and perform subscription agreements, placement agency agreements relating to the placement of Interests, administration agreements appointing an administrator to perform various administrative action on behalf of the Partnership, escrow agreements and custodial agreements without the consent of or notice to any other Person, notwithstanding any other provision of the Partnership Agreement; (ix) to make determinations regarding appropriate reserves to be created for the contingent, conditional or unmatured liabilities of the Partnership; (x) as provided in Section 7.2 of the Partnership Agreement, to make determinations regarding adjustments to the computation of Net Profit or Net Loss and allocations among the Partners under Article V of the Partnership Agreement; (xi) to manage or oversee the general administrative and operational aspects of the Partnership; and (xii) as directed by the Board, to establish additional classes of Limited Partners, General Partners, or Interests having separate rights, powers, or duties with respect to specified property or obligations of the Partnership or profits or losses associated with specified property or obligations of the Partnership, and having separate business purposes or investment objectives as the Board may determine, consistent with the 1940 Act and the Delaware Act, so long as the assets and liabilities of one class is limited to the assets and liabilities of such class.

Actions requiring the vote of the Partners may be taken at any duly constituted meeting of the Partners at which a quorum is present or by means of a written consent. Meetings of the Partners may be called by the General Partner, by the affirmative vote of a majority of Directors then in office, or by Partners holding at least a majority of the total number of votes eligible to be cast by all Partners, and may be held at any time, date and place determined by the General Partner in the case of meetings called by the General Partner or the Partners and at any time, date and place determined by the Board in the case of meetings called by the Board. In each case, the General Partner will provide notice of the meeting, stating the date, time and place of the meeting and the record date for the meeting, to each Partner entitled to vote at the meeting within a reasonable time prior to the meeting. Failure to receive notice of a meeting on the part of any Partner will not affect the validity of any act or proceeding of the meeting, so long as a quorum is present at the meeting. Except as otherwise required by applicable law, only matters set out in the notice of a meeting may be voted on by the Partners at the meeting. The presence in person or by proxy of Partners holding a majority of the total number of votes eligible to be cast by all Partners as of the record date will constitute a quorum at any meeting of Partners. In the absence of a quorum, a meeting may be adjourned to the time or times as determined by the General Partner and communicated to the Board in the manner described above. Except as otherwise required by any provision of this Agreement or of the 1940 Act, (1) those candidates receiving a plurality of the votes cast at any meeting of Partners called pursuant to Section 2.11(C) of the Partnership Agreement or elected pursuant to the requirement of Section 2.11(B) will be elected as Directors and (2) all other actions of the Partners taken at a meeting will require the affirmative vote of Partners holding a majority of the total number of votes eligible to be cast by those Partners who are present in person or by proxy at the meeting.

Each Partner will be entitled to cast at any meeting of Partners or pursuant to written consent a number of votes equivalent to the Partner’s Investment Percentage as of the record date for the meeting or the date of the written consent. The General Partner will establish a record date not less than 10 nor more than 60 days prior to the date of any meeting of Partners or mailing (including by electronic transmission) to the Partners of any written consent, to determine eligibility to vote at the meeting and the number of votes that each Partner will be entitled to cast at the meeting, and will maintain for each record date a list setting out the name of each Partner and the number of votes that each Partner will be entitled to cast at the meeting.

A Partner may vote at any meeting of Partners by a properly executed proxy transmitted to the Partnership at any time at or before the time of the meeting by telegram, telecopier or other means of electronic communication or other readable reproduction as contemplated by the provisions relating to proxies applicable to corporations incorporated under the laws of Delaware now or in the future in effect. A proxy may be suspended or revoked, as the case may be, by the Partner executing the proxy by a later writing delivered to the Partnership at any time prior to exercise of the proxy or if the Partner executing the proxy is present at the meeting and votes in person. Any action of the Partners that is permitted to be taken at a meeting of the Partners may be taken without a meeting if consents in writing, setting out the action to be taken, are signed by Partners holding a majority of the total number of votes eligible to be cast or any greater percentage as may be required under this Agreement to approve the action.

Item 10.2. Long-Term Debt

Not applicable.

Item 10.3. General

Not applicable.

Item 10.4. Taxes

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Taxes” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2.

Item 10.5. Outstanding Securities

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Registrant or for its Own Account	Amount Outstanding Exclusive of Amount Shown Under (3), as of August 31, 2008
Limited Partnership Interests	Unlimited	None	$1,374,615,762

Item 10.6. Securities Ratings

Not applicable.

Item 11. Defaults and Arrears On Senior Securities

Not applicable.

Item 12. Legal Proceedings

Not applicable.

Item 13. Table of Contents of Statement of Additional Information
Item 14. Cover Page
Item 15. Table of Contents
Item 16. General Information and History
Item 17. Investment Objective and Policies
Item 18. Management
Item 19. Control Persons and Principal Holders of Securities
Item 20. Investment Advisory and Other Services
Item 21. Portfolio Managers
Item 22. Brokerage Allocation and Other Practices
Item 23. Tax Status
Item 24. Financial Statements

PART B: Information Required in a Statement of Additional Information (“SAI”)

Item 14. Cover Page of SAI

The name of the registrant is Hatteras Master Fund, L.P. This Part B, dated October 10, 2008 is not a prospectus. The Fund does not have a prospectus because it is not registered under the Securities Act. This Part B relates to Part A of this Registration Statement and should be read in conjunction therewith.

Item 15. Table of Contents of SAI

Item 16. General Information and History
Item 17. Investment Objective and Policies
Item 18. Management
Item 19. Control Persons and Principal Holders of Securities
Item 20. Investment Advisory and Other Services
Item 21. Portfolio Managers
Item 22. Brokerage Allocation and Other Practices
Item 23. Tax Status
Item 24. Financial Statements

Item 16. General Information and History

Not applicable.

Item 17. Investment Objective and Policies

Information in response to this item is incorporated by reference from the sections entitled “Investment Objective and Strategies” and “Management of the Funds” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2 and “Investment Policies and Practices” and “Certain Portfolio Securities and Other Operating Policies” in the Feeder Funds’ Statements of Additional Information.

Item 18. Management

Information in response to this item is incorporated by reference from the sections entitled “Management of the Funds” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2 and “Boards of Directors and Officers” and “Codes of Ethics” in the Feeder Funds’ Statements of Additional Information.

Item 19. Control Persons and Principal Holders of Securities

As of September 20, 2008, Hatteras Diversified Strategies Fund L.P., a Delaware limited partnership (the “Diversified Fund”), Hatteras Diversified Strategies Offshore Fund LTD, a Cayman Islands Limited Corporation (the “Diversified Offshore Fund”), Hatteras Multi-Strategy Offshore Fund, LDC, a Cayman Islands limited duration company (the “Multi-Strategy Offshore Fund”), Hatteras Multi-Strategy Fund I, L.P., a Delaware limited partnership (the “Multi-Strategy Fund), Hatteras Multi-Strategy Institutional Fund, L.P., a Delaware limited partnership (the “Multi-Strategy Institutional Fund”), and Hatteras Multi-Strategy Offshore Institutional Fund, LDC, a Cayman Islands limited duration company (the “Multi-Strategy Offshore Institutional Fund”), owned 6%, 4%, 25%, 20%, 17% and 28%, respectively, of the outstanding Interests of the Master Fund.

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As of September 20, 2008, the directors and officers of the Master Fund collectively owned less than one percent of the Master Fund’s Interests by value.

Item 20. Investment Advisory and Other Services

Information on the investment advisory and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management of the Funds,” “Fund Fees and Expenses - Administrative Services,” and “Fund Fees and Expenses - Custodial Services” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2 and “Independent Registered Public Accounting Firm and Legal Counsel” in the Feeder Funds’ Statements of Additional Information.

Item 21. Portfolio Managers

Information in response to this item is incorporated by reference from the section entitled “Investment Management Services” in the Feeder Funds’ Statements of Additional Information.

Item 22. Brokerage Allocation and Other Practices

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Brokerage” in the Feeder Funds’ Statements of Additional Information.

Item 23. Tax Status

Information on the tax status of the Master Fund is incorporated by reference from the section entitled “Taxes” in the Feeder Funds’ Prospectuses included in the Feeder Funds’ Registration Statements on Form N-2 and “Certain Tax Considerations” in the Feeder Funds’ Statements of Additional Information.

Item 24. Financial Statements

The financial statements of the Master Fund are incorporated herein by reference from the Master Fund’s annual report dated March 31, 2008 on Form N-CSR/A as filed June 10, 2008.

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PART C:
OTHER INFORMATION

Hatteras Master Fund, L.P. (the “Registrant”)

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Report of Independent Public Accounting Firm and the Financial Statements are incorporated by reference to Registrant’s annual report dated March 31, 2008 on Form N-CSR/A as filed June 10, 2008.

(2)	Exhibits

(a)(1)	Amended and Restated Agreement of Limited Partnership is filed herewith.

(a)(2)	Certificate of Limited Partnership is incorporated by reference to Exhibit (a)(2) of the Registrant’s Registration Statement as previously filed on November 2, 2004.

(b)	Not applicable.

(c)	Not applicable.

(d)	Refer to Exhibit (a)(1).

(e)	Not applicable.

(f)	Not applicable.

(g)	Investment Management Agreement is incorporated by reference to Exhibit (g) of the Registrant’s Amendment No. 4 as previously filed on September 20, 2006.

(h)	Not applicable.

(i)	Not applicable.

(j)	Custody Agreement is incorporated by reference to Exhibit (j) of the Registrant’s Amendment No. 4 as previously filed on September 20, 2006.

(k)	Administration, Fund Accounting and Recordkeeping Agreement are incorporated by reference to Exhibit (k) of the Registrant’s Amendment No. 4 as previously filed on September 20, 2006.

(l)	Not applicable.

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(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of the Registrant is incorporated by reference to Exhibit (r)(1) of Registrant’s Amendment No. 3 as previously filed on March 31, 2005.

(r) (2)	Code of Ethics of Hatteras Investment Partners LLC is incorporated by reference to Exhibit (r)(1) of the Registrant’s Amendment No. 3 as previously filed on March 31, 2005.

(r) (3)	Code of Ethics of CapFinancial Partners, LLC is incorporated by reference to Exhibit (r)(1) of the Registrant’s Amendment No. 3 as previously filed on March 31, 2005.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

Not applicable.

Item 28. Persons Controlled by or Under Common Control With Registrant

The Board of the Master Fund is identical to the board of directors of certain other funds advised by the Investment Manager. In addition, the officers of the Master Fund and these other funds are substantially identical. Nonetheless, the Master Fund takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as a result of an official position with the respective funds.

Item 29. Number of Holders of Securities

Title of Class	Number of Record Holders*
Limited Partnership Interests	6
* As of August 31, 2008.

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Item 30. Indemnification

Section 3.9 of the Registrant’s Amended and Restated Agreement of Limited Partnership states as follows:

(a) To the fullest extent permitted by law, the Partnership will, subject to Section 3.9(c) of this Agreement, indemnify each General Partner (including for this purpose each officer, director, member, Partner, principal, employee or agent of, or any Person who controls, is controlled by or is under common control with, a General Partner (including without limitation, Hatteras Investment Partners, LLC) or Partner of a General Partner, and their executors, heirs, assigns, successors or other legal representatives) and each Director (and his executors, heirs, assigns, successors or other legal representatives) (each such Person being referred to as an “indemnitee”) against all losses, claims, damages, liabilities, costs and expenses arising by reason of being or having been a General Partner or Director of the Partnership, or the past or present performance of services to the Partnership by the indemnitee, except to the extent that the loss, claim, damage, liability, cost or expense has been finally determined in a judicial decision on the merits from which no further right to appeal may be taken in any such action, suit, investigation or other proceeding to have been incurred or suffered by the indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office. These losses, claims, damages, liabilities, costs and expenses include, but are not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and counsel fees and expenses incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the indemnitee may be or may have been involved as a party or otherwise, or with which such indemnitee may be or may have been threatened, while in office or thereafter. The rights of indemnification provided under this Section 3.9 are not to be construed so as to provide for indemnification of an indemnitee for any liability (including liability under U.S. Federal securities laws which, under certain circumstances, impose liability even on Persons that act in good faith) to the extent (but only to the extent) that indemnification would be in violation of applicable law, but will be construed so as to effectuate the applicable provisions of this Section 3.9.

(b) Expenses, including counsel fees and expenses, incurred by any indemnitee (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties) may be paid from time to time by the Partnership in advance of the final disposition of any action, suit, investigation or other proceeding upon receipt of an undertaking by or on behalf of the indemnitee to repay to the Partnership amounts paid if a determination is made that indemnification of the expenses is not authorized under Section 3.9(a) of this Agreement, so long as (1) the indemnitee provides security for the undertaking, (2) the Partnership is insured by or on behalf of the indemnitee against losses arising by reason of the indemnitee’s failure to fulfill his, her or its undertaking, or (3) a majority of the Independent Directors (excluding any Director who is either seeking advancement of expenses under this Agreement or is or has been a party to any other action, suit, investigation or other proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for advancement of expenses under this Agreement) or independent legal counsel in a written opinion determines, based on a review of readily available facts (as opposed to a full trial-type inquiry), that reason exists to believe that the indemnitee ultimately will be entitled to indemnification.

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(c) As to the disposition of any action, suit, investigation or other proceeding (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication or a decision on the merits by a court, or by any other body before which the proceeding has been brought, that an indemnitee is liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office, indemnification will be provided in accordance with Section 3.9(a) of this Agreement if (1) approved as in the best interests of the Partnership by a majority of the Independent Directors (excluding any Director who is either seeking indemnification under this Agreement or is or has been a party to any other action, suit, investigation or proceeding involving claims similar to those involved in the action, suit, investigation or proceeding giving rise to a claim for indemnification under this Agreement) upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that the indemnitee acted in good faith and in the reasonable belief that the actions were in the best interests of the Partnership and that the indemnitee is not liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office, or (2) the Directors secure a written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry), to the effect that indemnification would not protect the indemnitee against any liability to the Partnership or its Partners to which the indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office.

(d) Any indemnification or advancement of expenses made in accordance with this Section 3.9 will not prevent the recovery from any indemnitee of any amount if the indemnitee subsequently is determined in a final judicial decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to the indemnification or advancement of expenses to be liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office. In any suit brought by an indemnitee to enforce a right to indemnification under this Section 3.9, it will be a defense that the indemnitee has not met the applicable standard of conduct described in this Section 3.9. In any suit in the name of the Partnership to recover any indemnification or advancement of expenses made in accordance with this Section 3.9, the Partnership will be entitled to recover the expenses upon a final adjudication from which no further right of appeal may be taken. In any suit brought to enforce a right to indemnification or to recover any indemnification or advancement of expenses made in accordance with this Section 3.9, the burden of proving that the indemnitee is not entitled to be indemnified, or to any indemnification or advancement of expenses, under this Section 3.9 will be on the Partnership (or any Partner acting derivatively or otherwise on behalf of the Partnership or its Partners).

(e) An indemnitee may not satisfy any right of indemnification or advancement of expenses granted in this Section 3.9 or to which he, she or it may otherwise be entitled except out of the assets of the Partnership, and no Partner will be personally liable with respect to any such claim for indemnification or advancement of expenses.

(f) The rights of indemnification provided in this Section 3.9 will not be exclusive of or affect any other rights to which any Person may be entitled by contract or otherwise under law. Nothing contained in this Section 3.9 will affect the power of the Partnership to purchase and maintain liability insurance on behalf of any General Partner, any Director, the Investment Manager or other Person.

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(g) The General Partner may enter into agreements indemnifying Persons providing services to the Partnership to the same, lesser or greater extent as set out in this Section 3.9.

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Registrant’s Investment Manager, together with information as to any other business, profession, vocation, or employment of a substantial nature in which the Investment Manager, and each director, executive officer, managing member or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-62608), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant, (2) the Registrant’s Administrator and (3) the Registrant’s Custodian. The address of each is as follows:

1.	Hatteras Master Fund, L.P.
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

2.	UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

and

UMB Fund Services, Inc.
Rose Tree Corporate Center Building 1
1400 N. Providence Road, Suite 200
Media, PA 19063-2043

3.	UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

Item 33. Management Services

Not applicable.

Item 34. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh in the state of North Carolina on the 10th day of October, 2008.

HATTERAS MASTER FUND, L.P.

By: Hatteras Investment Management LLC, its General Partner

By: /s/ David B. Perkins
Name: David B. Perkins
Title: Managing Member

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Exhibit Index

(a)(1)	Amended and Restated Agreement of Limited Partnership

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